Revenue and segment analysis (Tables)	12 Months Ended
Dec. 31, 2022
Revenue, operating profit and segment analysis
Summary of analysis by business segments

ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2020	2021	2022	2020	2021	2022
	£m	£m	£m	£m	£m	£m
Risk	2,417	2,474	2,909	894	915	1,078
Scientific, Technical & Medical	2,692	2,649	2,909	1,021	1,001	1,100
Legal	1,639	1,587	1,782	330	326	372
Exhibitions	362	534	953	(164)	10	162
Sub-total	7,110	7,244	8,553	2,081	2,252	2,712
Unallocated central costs and other operating items	–	–	–	(5)	(42)	(29)
Total	7,110	7,244	8,553	2,076	2,210	2,683

Summary of classification of revenue

2020		Scientific, Technical
	Risk	& Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,921	1,224	1,119	43	4,307
Europe	327	621	338	83	1,369
Rest of world	169	847	182	236	1,434
Total revenue	2,417	2,692	1,639	362	7,110

Revenue by format
Electronic	2,387	2,326	1,422	44	6,179
Face-to-face	19	1	7	318	345
Print	11	365	210	–	586
Total revenue	2,417	2,692	1,639	362	7,110

Revenue by type
Subscriptions	944	2,048	1,287	–	4,279
Transactional	1,473	644	352	362	2,831
Total revenue	2,417	2,692	1,639	362	7,110

2021		Scientific, Technical
	Risk	& Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,957	1,215	1,049	100	4,321
Europe	342	602	341	187	1,472
Rest of world	175	832	197	247	1,451
Total revenue	2,474	2,649	1,587	534	7,244

Revenue by format
Electronic	2,453	2,334	1,385	58	6,230
Face-to-face	13	2	9	476	500
Print	8	313	193	–	514
Total revenue	2,474	2,649	1,587	534	7,244

Revenue by type
Subscriptions	989	1,970	1,255	–	4,214
Transactional	1,485	679	332	534	3,030
Total revenue	2,474	2,649	1,587	534	7,244

2 Revenue, operating profit and segment analysis (continued)

2022		Scientific, Technical
	Risk	& Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	2,317	1,391	1,213	180	5,101
Europe*	384	614	357	445	1,800
Rest of world	208	904	212	328	1,652
Total revenue	2,909	2,909	1,782	953	8,553

Revenue by format
Electronic	2,890	2,573	1,582	67	7,112
Face-to-face	11	5	10	886	912
Print	8	331	190	–	529
Total revenue	2,909	2,909	1,782	953	8,553

Revenue by type
Subscriptions	1,135	2,139	1,381	–	4,655
Transactional	1,774	770	401	953	3,898
Total revenue	2,909	2,909	1,782	953	8,553

*	Europe includes revenue of £544m from the United Kingdom (2021: £476m; 2020: £464m).

Summary of analysis of revenue by geographical origin

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2020	2021	2022
	£m	£m	£m
North America	4,192	4,204	5,002
Europe	2,436	2,547	2,974
Rest of world	482	493	577
Total	7,110	7,244	8,553

Summary of analysis by business segment expenditure

ANALYSIS BY BUSINESS SEGMENT	Expenditure on
	acquired goodwill and			Capital expenditure			Amortisation of acquired			Total depreciation and
	intangible assets			additions			intangible assets			other amortisation
	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Risk	822	208	155	93	83	122	192	186	204	98	93	94
Scientific, Technical & Medical	169	58	206	94	87	103	65	63	60	148	144	119
Legal	–	12	33	153	145	186	68	27	12	210	220	229
Exhibitions	6	9	–	24	24	28	51	22	20	73	30	49
Total	997	287	394	364	339	439	376	298	296	529	487	491

Summary of analysis of non-current assets by geographical location

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2021	2022
	£m	£m
North America	8,657	9,821
Europe	2,123	2,193
Rest of world	413	460
Total	11,193	12,474

Summary of reconciliation of operating profit to adjusted operating profit

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2020	2021	2022
	£m	£m	£m
Operating profit	1,525	1,884	2,323
Adjustments:
Amortisation of acquired intangible assets	376	298	296
Acquisition-related items	(12)	21	62
Reclassification of tax in joint ventures	5	7	4
Reclassification of finance income in joint ventures	(1)	–	(2)
Exceptional costs in Exhibitions	183	–	–
Adjusted operating profit	2,076	2,210	2,683